Financial instruments: valuation - Assets at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities (other)
Fair value of assets
Carrying value, Financial liabilities	£ 55,089	£ 49,107
Cash and balances at central banks
Fair value of assets
Financial Assets	104,262	144,832
Cash and balances at central banks | Financial assets at amortised cost
Fair value of assets
Financial Assets	104,300	144,800
Settlement balances | Financial assets at amortised cost
Fair value of assets
Financial Assets	7,200	2,600
Loans to banks - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial Assets	6,914	7,139
Loans to customers - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial Assets	381,433	366,340
Other financial assets - securities | Financial assets at amortised cost
Fair value of assets
Financial Assets	21,700	13,100
Items where fair value approximates carrying value | Cash and balances at central banks | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	104,300	144,800
Items where fair value approximates carrying value | Settlement balances | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	7,200	2,600
Items where fair value approximates carrying value | Loans to banks - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	4,200	100
Not measured at fair value in statement of financial position but for which fair value is disclosed | Cash and balances at central banks | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	104,300	144,800
Not measured at fair value in statement of financial position but for which fair value is disclosed | Settlement balances | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	7,200	2,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to banks - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	7,000	7,100
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to banks - amortised cost | Level 2 | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	2,200	4,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to banks - amortised cost | Level 3 | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	600	2,800
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to customers - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	373,200	354,500
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to customers - amortised cost | Level 2 | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	27,500	20,300
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to customers - amortised cost | Level 3 | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	345,700	334,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial assets - securities | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	21,600	12,800
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial assets - securities | Level 1 | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	4,000	3,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial assets - securities | Level 2 | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	6,600	3,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial assets - securities | Level 3 | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	£ 11,000	£ 6,000